                      1933 Act File No. 33-54445
                           1940 Act File No. 811-7193

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
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      Pre-Effective Amendment No.        ....................................
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      Post-Effective Amendment No.  24 .................................. X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
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      Amendment No.  25 ...............................................   X
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                          FEDERATED INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Services)

It is proposed that this filing will become effective:

X immediately upon filing pursuant to paragraph (b) _ on
___________________pursuant to paragraph (b) __ 60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on ___________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:
                          Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky, LLP
                               2101 L Street, NW
                              Washington, DC 20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

PROSPECTUS

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September 30, 2005

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CLASS A SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 11

What Do Shares Cost? 12

How is the Fund Sold? 19

How to Purchase Shares 20

How to Redeem and Exchange Shares 22

Account and Share Information 26

Who Manages the Fund? 28

Legal Proceedings 30

Financial Information 31

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund's overall strategy is to invest in a portfolio of U.S. government securities with a dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within the one-year duration constraint, the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook.

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The Fund implements this strategy by dividing its portfolio into two major components. The Fund invests one component in U.S. government securities (including repurchase agreements) that are eligible for purchase by money market funds. The Fund invests the other component in mortgage-backed securities issued or guaranteed by U.S. government-sponsored entities (GSEs). The Fund uses mortgage-backed securities to increase the income provided by the portfolio and to extend the portfolio to the targeted duration. Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield and risks of available securities with comparable durations.

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The Fund intends to invest in the securities issued or guaranteed by GSEs, including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank system. However, these GSEs are supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The Fund's Class A Shares commenced operations on March 3, 2003 . The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the Fund's Class A Shares total return on a calendar year- end basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total return shown in the bar chart for the Fund's Class A Shares does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges of fees had been included, the return shown would have been lower.

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The Fund's Class A Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1. 11%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 0. 36% (quarter ended December 31, 2004). Its lowest quarterly return was (0. 30)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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As previously discussed, the Fund's Class A Shares commenced operations on March 3, 2003. The Average Annual Total Returns for the Fund's Class A Shares are reduced to reflect all applicable charges. Return Before Taxes is shown for Class A Shares. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Merrill Lynch 6-Month Treasury Bill Index (ML6MT). The ML6MT tracks six-month U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2004)

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	1 Year	Start of Performance [1]
Fund:
Return Before Taxes	(1.47)%	 2.86%
Return After Taxes on Distributions [2]	(1.82)%	 1.57%
Return After Taxes on Distributions and Sale of Fund Shares [2]	(0.96)%	 1.63%
ML6MT	 1.22%	 3.88%
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1 The Fund's Class A Shares start of performance date was March 6, 2003.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee [3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.05%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waivers of Fund Expenses	0.35%
Total Annual Fund Operating Expenses (after waivers)	0.70%
2 The adviser waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 2005.
3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Funds' Class A Shares (after voluntary waiver) was 0.20% for the fiscal year ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 305
3 Years	$ 527
5 Years	$ 768
10 Years	$ 1,457

What are the Fund's Investment Strategies?

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The Fund is intended to provide returns consistent with investments in short-term securities issued or guaranteed by U.S. government agencies and GSEs. Most of the returns will consist of interest income. The Fund also intends to qualify as a permissible investment for federal credit unions and savings associations, and as an appropriate direct investment for national banks. The Fund will limit its investments accordingly. The Fund's overall strategy is therefore to invest in a portfolio of U.S. government securities with a dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. A description of the various types of U.S. government securities (including repurchase agreements) in which the Fund principally invests, and their risks, immediately follows this strategy section. As explained below, the portfolio will include U.S. government securities that are not backed by the full faith and credit of the United States.

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Within the one-year duration constraint , the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Adviser will typically lengthen the portfolio duration when it expects interest rates to decline . The Adviser will typically shorten the portfolio duration when it expects interest rates to increase . The Adviser will use the duration of a U.S. government securities index to assess the portfolio duration relative to the general market for short-term U.S. government securities.

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The Fund implements this strategy by dividing its portfolio into two major components. The Fund invests one component in U.S. government securities and repurchase agreements that are eligible for purchase by money market funds. This component normally maintains a dollar-weighted average duration of less than three months. This component is composed principally of repurchase agreements for U.S. government securities, U.S. government securities with remaining maturities of three to 13 months, and longer-term U.S. government securities with adjustable interest rates. Most of the Fund's repurchase agreements will be payable on the next business day (overnight repurchase agreements), but the Fund will also enter into repurchase agreements with terms of up to three months (term repurchase agreements).

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The Fund invests the other component in mortgage-backed securities issued or guaranteed by U.S. government-sponsored entities. The Fund uses mortgage-backed securities to increase the income provided by the portfolio and to extend the portfolio to the targeted duration. This portion of the portfolio consists principally of floating-rate collateralized mortgage obligations and adjustable-rate mortgages, which are described following this section. These types of mortgage-backed securities tend to have shorter durations than other types of mortgage-backed securities.

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The Fund may also seek to increase its income and duration by investing in longer duration fixed-rate mortgage-backed securities and other fixed-rated U.S. government securities. The targeted portfolio duration will limit the amount of these securities held in the portfolio.

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Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the "spread." Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States and the prepayment risk of mortgage-backed securities.

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Once the Adviser has determined the duration of the securities needed to achieve the portfolio's targeted duration, all other factors being equal, the Fund will tend to hold securities offering the highest spreads. For mortgage-backed securities, the Adviser will also assess the available spreads relative to specific interest rate and prepayment risks of the securities. The Fund may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads in particular will be successful.

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Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in U.S. government investments.

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What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed or variable percentage of the principal. Variable rates may be adjusted periodically (e.g., monthly or quarterly) or may fluctuate based on a reference rate (e.g., the London Interbank Offered Rate (LIBOR)). In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed-income securities in which the Fund invests:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some agency securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other agency securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association and Tennessee Valley Authority in support of such securities.

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A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as agency securities. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. The returns of any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which will vary among pools.

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Mortgage-backed securities come in a variety of forms. The simplest forms of mortgage-backed securities are pass-through certificates. Holders of pass-through certificates receive a pro rata share of all net income and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other mortgage-backed securities may have more complicated terms.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of risk depends upon the structure of the CMOs . The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

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FLOATERS

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Floating rate CMOs are part of a structure that allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the LIBOR . The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. The Fund may invest in Floaters.

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Regulatory Compliance

In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), 12 CFR §703.16, the Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund requires the other party to a repurchase agreement to transfer to the Fund's custodian or subcustodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The Fund monitors the market value of the transferred securities and requires the transfer of additional eligible securities to the custodian or subcustodian if necessary to equal at least the repurchase price.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due ) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the duration of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. As noted above, the additional interest paid for risk is measured by the spread between the yield of a mortgage-backed security and the yield of a Treasury security with a comparable duration. An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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If prices are not available from an independent pricing service, securities traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security as provided by an investment dealer or other financial institution that deals in the security.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board of Trustees (the "Board"). The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	2.00%	None

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

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The Fund also offers by a separate prospectus an additional class of Shares which may be preferable for investors purchasing $25,000 or more. For more information concerning the additional Share class, contact your investment professional or call 1-800-341-7400.

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SALES CHARGE WHEN YOU PURCHASE

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The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below:

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Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.75%	1.78%
$100,000 but less than $250,000	1.50%	1.52%
$250,000 or greater	0.00%	0.00%
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REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the table above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs ), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;
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Concurrent and Accumulated Purchases

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or
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Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months. (Call your investment professional or the Fund for more information.) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the letter of intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the letter of intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
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  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
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  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
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  pursuant to the exchange privilege. (See How to Redeem and Exchange Shares).
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The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

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SALES CHARGE WHEN YOU REDEEM

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If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale and such Class A Shares are redeemed within 24 months of the purchase, your redemption proceeds will be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), equal to 0.75% of the Class A Share price at the time of purchase or redemption, whichever is lower.

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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)
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Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

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  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 ( the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account );
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  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Trustees and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through an investment professional that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
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  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements; or
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  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period. (The holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange.)
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If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

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How is the Fund Sold?

The Fund offers three Share classes: Class A Shares, Institutional Shares, and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Class A Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional .

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at-1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged ;
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  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information--Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Susan R. Hill

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Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She has overall responsibility for the Fund and responsibility for the day-to-day operation of the U.S. government securities component of the Fund. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund 's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. He has responsibility for the day-to-day operation of the mortgage-backed securities component of the Fund. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2005.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ( Funds ) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended
	2005	2004		7/31/2003	[1]
Net Asset Value, Beginning of Period	$1.99	$1.99		$1.99
Income From Investment Operations:
Net investment income	0.04	0.02		0.01
Net realized and unrealized loss on investments	(0.01)	(0.00	) [2]	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.02		0.01
Less Distributions:
Distribution from net investment income	(0.04)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.98	$1.99		$1.99
Total Return [3]	1.40%	0.78%		0.30%

Ratios to Average Net Assets:
Expenses	0.70%	0.70%		0.70	% [4]
Net investment income	1.73%	0.76%		0.86	% [4]
Expense waiver/reimbursement [5]	0.35%	0.33%		0.31	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,255	$10,241		$5,936
Portfolio turnover	38%	86%		85	% [6]

1 Reflects operations for the period from March 6, 2003 (start of performance) to July 31, 2003.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-7193

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B409

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28242 (9/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

PROSPECTUS

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September 30, 2005

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INSTITUTIONAL SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 11

What Do Shares Cost? 12

How is the Fund Sold? 14

How to Purchase Shares 15

How to Redeem and Exchange Shares 17

Account and Share Information 20

Who Manages the Fund? 22

Legal Proceedings 23

Financial Information 24

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund's overall strategy is to invest in a portfolio of U.S. government securities with a dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within the one-year duration constraint, the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook.

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The Fund implements this strategy by dividing its portfolio into two major components. The Fund invests one component in U.S. government securities (including repurchase agreements) that are eligible for purchase by money market funds. The Fund invests the other component in mortgage-backed securities issued or guaranteed by U.S. government-sponsored entities (GSEs). The Fund uses mortgage-backed securities to increase the income provided by the portfolio and to extend the portfolio to the targeted duration. Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield and risks of available securities with comparable durations.

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The Fund intends to invest in the securities issued or guaranteed by GSEs, including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank system. However, these GSEs are supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1. 33%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 2.19% (quarter ended December 31, 2000). Its lowest quarterly return was (0. 19)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Merrill Lynch 6-Month Treasury Bill Index ( ML6MT ), a broad based market index. The ML6MT tracks six-month U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2004)

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	1 Year	5 Years	Start of Performance [1]
Fund:
Return Before Taxes	 0. 96%	3. 16%	 3. 84%
Return After Taxes on Distributions [2]	0. 45%	 1. 93%	2. 27%
Return After Taxes on Distributions and Sale of Fund Shares [2]	0. 62%	 1. 94%	2. 29%
ML6MT	1. 22%	3. 26%	 3. 88%

1 The Fund's Institutional Shares start of performance date was July 10, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee [3]	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.80%

1 The percentages shown are based on expenses for the fiscal year ended July 31, 2005. However, the rate at which expense are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waivers of Fund Expenses	0.55%
Total Annual Fund Operating Expenses (after waivers)	0.25%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 2005.
3 The Fund's Institutional Shares did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2005. The Fund's Institutional Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	 82
3 Years	$	 255
5 Years	$	 444
10 Years	$	 990

What are the Fund's Investment Strategies?

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The Fund is intended to provide returns consistent with investments in short-term securities issued or guaranteed by U.S. government agencies and GSEs. Most of the returns will consist of interest income. The Fund also intends to qualify as a permissible investment for federal credit unions and savings associations, and as an appropriate direct investment for national banks. The Fund will limit its investments accordingly. The Fund's overall strategy is therefore to invest in a portfolio of U.S. government securities with a dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. A description of the various types of U.S. government securities (including repurchase agreements) in which the Fund principally invests, and their risks, immediately follows this strategy section. As explained below, the portfolio will include U.S. government securities that are not backed by the full faith and credit of the United States.

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Within the one-year duration constraint , the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Adviser will typically lengthen the portfolio duration when it expects interest rates to decline . The Adviser will typically shorten the portfolio duration when it expects interest rates to increase . The Adviser will use the duration of a U.S. government securities index to assess the portfolio duration relative to the general market for short-term U.S. government securities.

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The Fund implements this strategy by dividing its portfolio into two major components. The Fund invests one component in U.S. government securities and repurchase agreements that are eligible for purchase by money market funds. This component normally maintains a dollar-weighted average duration of less than three months. This component is composed principally of repurchase agreements for U.S. government securities, U.S. government securities with remaining maturities of three to thirteen months, and longer-term U.S. government securities with adjustable interest rates. Most of the Fund's repurchase agreements will be payable on the next business day (overnight repurchase agreements), but the Fund will also enter into repurchase agreements with terms of up to three months (term repurchase agreements).

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The Fund invests the other component in mortgage-backed securities issued or guaranteed by U.S. government-sponsored entities. The Fund uses mortgage-backed securities to increase the income provided by the portfolio and to extend the portfolio to the targeted duration. This portion of the portfolio consists principally of floating-rate collateralized mortgage obligations and adjustable-rate mortgages, which are described following this section. These types of mortgage-backed securities tend to have shorter durations than other types of mortgage-backed securities.

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The Fund may also seek to increase its income and duration by investing in longer duration fixed-rate mortgage-backed securities and other fixed-rated U.S. government securities. The targeted portfolio duration will limit the amount of these securities held in the portfolio.

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Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the "spread." Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States and the prepayment risk of mortgage-backed securities.

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Once the Adviser has determined the duration of the securities needed to achieve the portfolio's targeted duration, all other factors being equal, the Fund will tend to hold securities offering the highest spreads. For mortgage-backed securities, the Adviser will also assess the available spreads relative to specific interest rate and prepayment risks of the securities. The Fund may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads in particular will be successful.

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Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in U.S. government investments.

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What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed or variable percentage of the principal. Variable rates may be adjusted periodically (e.g., monthly or quarterly) or may fluctuate based on a reference rate (e.g., the London Interbank Offered Rate (LIBOR)). In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed-income securities in which the Fund invests:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some agency securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other agency securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such securities.

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A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as agency securities. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. The returns of any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which will vary among pools.

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Mortgage-backed securities come in a variety of forms. The simplest forms of mortgage-backed securities are pass-through certificates. Holders of pass-through certificates receive a pro rata share of all net income and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other mortgage-backed securities may have more complicated terms.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of risk depends upon the structure of the CMOs . The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

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FLOATERS

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Floating rate CMOs are part of a structure that allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the LIBOR . The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. The Fund may invest in Floaters.

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Regulatory Compliance

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In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), 12 CFR §703.16, the Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

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SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund requires the other party to a repurchase agreement to transfer to the Fund's custodian or subcustodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The Fund monitors the market value of the transferred securities and requires the transfer of additional eligible securities to the custodian or subcustodian if necessary to equal at least the repurchase price.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due ) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the duration of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. As noted above, the additional interest paid for risk is measured by the spread between the yield of a mortgage-backed security and the yield of a Treasury security with a comparable duration. An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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If prices are not available from an independent pricing service, securities traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security as provided by an investment dealer or other financial institution that deals in the security.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board of Trustees (the "Board"). The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers three Share classes: Class A Shares, Institutional Shares, and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

- Establish an account with the investment professional; and

- Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

- Establish your account with the Fund by submitting a completed New Account Form; and

- Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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- through an investment professional if you purchased Shares through an investment professional; or

- directly from the Fund if you purchased Shares directly from the Fund.

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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail


You may redeem or exchange Shares by sending a written request to the Fund.


You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

- Fund Name and Share Class, account number and account registration;


- amount to be redeemed or exchanged;

 - signatures of all shareholders exactly as registered ; and


- if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees


Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

- your redemption will be sent to an address other than the address of record;


- your redemption will be sent to an address of record that was changed within the last 30 days ;


- a redemption is payable to someone other than the shareholder(s) of record ; or<

/R>

- if exchanging (transferring) into another fund with a different shareholder registration.


A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

- an electronic transfer to your account at a financial institution that is an ACH member; or

- wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

- to allow your purchase to clear;

- during periods of market volatility; or

- when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


EXCHANGE PRIVILEGE


You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:


- ensure that the account registrations are identical;


- meet any minimum initial investment requirements; and


- receive a prospectus for the fund into which you wish to exchange.


An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information--Frequent Trading Policies."


ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates


The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases, redemptions, and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES


Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.


PORTFOLIO HOLDINGS INFORMATION


Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.


To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.


You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION


Susan R. Hill


Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She has overall responsibility for the Fund and responsibility for the day-to-day operation of the U.S. government securities component of the Fund. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.


Donald T. Ellenberger


Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. He has responsibility for the day-to-day operation of the mortgage-backed securities component of the Fund. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.


The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.


Legal Proceedings


Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ( Funds ) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.


As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.


Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.


The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004		2003		2002		2001
Net Asset Value, Beginning of Period	$1.99	$1.99		$1.99		$1.99		$1.98
Income From Investment Operations:
Net investment income	0.05	0.02		0.03		0.05		0.12
Net realized and unrealized gain (loss) on investments	(0.01)	(0.00	) [1]	(0.00	) [1]	(0.00	) [1]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.02		0.03		0.05		0.13
Less Distributions:
Distributions from net investment income	(0.05)	(0.02)		(0.03)		(0.05)		(0.12)
Net Asset Value, End of Period	$1.98	$1.99		$1.99		$1.99		$1.99
Total Return [2]	1.85%	1.24%		1.50%		2.69%		6.57%

Ratios to Average Net Assets:
Expenses	0.25%	0.25%		0.25%		0.25%		0.25%
Net investment income	2.23%	1.21%		1.53%		2.53%		5.88%
Expense waiver/reimbursement [3]	0.30%	0.28%		0.26%		0.29%		0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,724	$556,072		$641,571		$755,418		$157,938
Portfolio turnover	38%	86%		85%		73%		101%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Investment Company Act File No. 811-7193

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B102


G00352-01 (9/ 05)


Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

PROSPECTUS


September 30, 2005


INSTITUTIONAL SERVICE SHARES

A mutual fund seeking current income by investing primarily in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 11

How is the Fund Sold? 13

How to Purchase Shares 14

How to Redeem and Exchange Shares 15

Account and Share Information 18

Who Manages the Fund? 20

Legal Proceedings 22

Financial Information 23

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund's overall strategy is to invest in a portfolio of U.S. government securities with a dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within the one-year duration constraint, the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook.


The Fund implements this strategy by dividing its portfolio into two major components. The Fund invests one component in U.S. government securities (including repurchase agreements) that are eligible for purchase by money market funds. The Fund invests the other component in mortgage-backed securities issued or guaranteed by U.S. government-sponsored entities (GSEs). The Fund uses mortgage-backed securities to increase the income provided by the portfolio and to extend the portfolio to the targeted duration. Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield and risks of available securities with comparable durations.


The Fund intends to invest in the securities issued or guaranteed by GSEs, including GSE securities that are not backed by the full faith and credit of the United States. These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank system. However, these GSEs are supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States, such as those issued or guaranteed by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without charge (load). The total returns shown in the bar chart are based upon net asset value.


The Fund's Institutional Service Shares total return for the six-month period from January 1, 2005 to June 30, 2005 was 1. 28%.


Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 2.16% (quarter ended December 31, 2000). Its lowest quarterly return was (0. 22)% (quarter ended June 30 , 2004).


Average Annual Total Return Table


Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Merrill Lynch 6-Month Treasury Bill Index (ML6MT), a broad-based market index. The MLM6T tracks six-month government securities. Index returns do not reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.


(For the Periods Ended December 31, 2004)


	1 Year	5 Years	Start of Performance [1]
Fund:
Return Before Taxes	 0.86%	3.06%	 3.18%
Return After Taxes on Distributions [2]	 0.38%	1.87%	 1.94%
Return After Taxes on Distributions and Sale of Fund Shares [2]	 0.56%	1.87%	 1.94%
ML6MT	 1.22%	3.26%	 3.33%

1 The Fund's Institutional Service Shares start of performance date was September 30, 1999.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee [3]	0.25%
Shareholder Services Fee [4]	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.05%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2005. However, the rate at which expense are accrued during the fiscal year may not be constant and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2005.
Total Waivers of Fund Expenses	0.70%
Total Actual Annual Fund Operating Expenses (after waivers)	0.35%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 2005.
3 The Fund's Institutional Service Shares did not pay or accure the distribution (12b-1) fee during the fiscal year ended July 31, 2005. The Fund's Institutional Service Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending July 31, 2006.
4 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds' Institutional Service Shares (after voluntary waiver) was 0.10% for the fiscal year ended July 31, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 107
3 Years	$ 334
5 Years	$ 579
10 Years	$ 1, 283

What are the Fund's Investment Strategies?


The Fund is intended to provide returns consistent with investments in short-term securities issued or guaranteed by U.S. government agencies and GSEs. Most of the returns will consist of interest income. The Fund also intends to qualify as a permissible investment for federal credit unions and savings associations, and as an appropriate direct investment for national banks. The Fund will limit its investments accordingly. The Fund's overall strategy is therefore to invest in a portfolio of U.S. government securities with a dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. A description of the various types of U.S. government securities (including repurchase agreements) in which the Fund principally invests, and their risks, immediately follows this strategy section. As explained below, the portfolio will include U.S. government securities that are not backed by the full faith and credit of the United States.


Within the one-year duration constraint, the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Adviser will typically lengthen the portfolio duration when it expects interest rates to decline. The Adviser will typically shorten the portfolio duration when it expects interest rates to increase. The Adviser will use the duration of a U.S. government securities index to assess the portfolio duration relative to the general market for short-term U.S. government securities.


The Fund implements this strategy by dividing its portfolio into two major components. The Fund invests one component in U.S. government securities and repurchase agreements that are eligible for purchase by money market funds. This component normally maintains a dollar-weighted average duration of less than three months. This component is composed principally of repurchase agreements for U.S. government securities, U.S. government securities with remaining maturities of three to thirteen months, and longer-term U.S. government securities with adjustable interest rates. Most of the Fund's repurchase agreements will be payable on the next business day (overnight repurchase agreements), but the Fund will also enter into repurchase agreements with terms of up to three months (term repurchase agreements).


The Fund invests the other component in mortgage-backed securities issued or guaranteed by U.S. government-sponsored entities. The Fund uses mortgage-backed securities to increase the income provided by the portfolio and to extend the portfolio to the targeted duration. This portion of the portfolio consists principally of floating-rate collateralized mortgage obligations and adjustable-rate mortgages, which are described following this section. These types of mortgage-backed securities tend to have shorter durations than other types of mortgage-backed securities.


The Fund may also seek to increase its income and duration by investing in longer duration fixed-rate mortgage-backed securities and other fixed-rated U.S. government securities. The targeted portfolio duration will limit the amount of these securities held in the portfolio.

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Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the "spread." Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States and the prepayment risk of mortgage-backed securities.

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Once the Adviser has determined the duration of the securities needed to achieve the portfolio's targeted duration, all other factors being equal, the Fund will tend to hold securities offering the highest spreads. For mortgage-backed securities, the Adviser will also assess the available spreads relative to specific interest rate and prepayment risks of the securities. The Fund may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads in particular will be successful.

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Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in U.S. government investments.

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What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends, or distributions at a specified rate. The rate may be a fixed or variable percentage of the principal. Variable rates may be adjusted periodically (e.g., monthly or quarterly) or may fluctuate based on a reference rate (e.g., the London Interbank Offered Rate (LIBOR)). In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed-income securities in which the Fund invests:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some agency securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other agency securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such securities.

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A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as agency securities. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. The returns of any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which will vary among pools.

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Mortgage-backed securities come in a variety of forms. The simplest forms of mortgage-backed securities are pass-through certificates. Holders of pass-through certificates receive a pro rata share of all net income and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other mortgage-backed securities may have more complicated terms.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of risk depends upon the structure of the CMOs . The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

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FLOATERS

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Floating rate CMOs are part of a structure that allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the LIBOR . The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. The Fund may invest in Floaters.

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Regulatory Compliance

In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), 12 CFR §703.16, the Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.

SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund requires the other party to a repurchase agreement to transfer to the Fund's custodian or subcustodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The Fund monitors the market value of the transferred securities and requires the transfer of additional eligible securities to the custodian or subcustodian if necessary to equal at least the repurchase price.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the duration of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. As noted above, the additional interest paid for risk is measured by the spread between the yield of a mortgage-backed security and the yield of a Treasury security with a comparable duration. An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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If prices are not available from an independent pricing service, securities traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security as provided by an investment dealer or other financial institution that deals in the security.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board of Trustees (the "Board"). The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three Share classes: Class A Shares, Institutional Shares, and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations, and national banks or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals . The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through an investment professional, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

- Establish an account with the investment professional; and
- Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

- Establish your account with the Fund by submitting a completed New Account Form; and
- Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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- through an investment professional if you purchased Shares through an investment professional; or
- directly from the Fund if you purchased Shares directly from the Fund.

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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time ), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem or exchange Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

- Fund Name and Share Class, account number and account registration;

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- amount to be redeemed or exchanged;

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- signatures of all shareholders exactly as registered ; and

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- if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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- your redemption will be sent to an address other than the address of record;

- your redemption will be sent to an address of record that was changed within the last 30 days;

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- a redemption is payable to someone other than the shareholder(s) of record ; or

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- if exchanging (transferring) into another fund with a different shareholder registration.

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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

- an electronic transfer to your account at a financial institution that is an ACH member; or

- wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

- to allow your purchase to clear;

- during periods of market volatility; or

- when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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 - ensure that the account registrations are identical;

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- meet any minimum initial investment requirements; and

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- receive a prospectus for the fund into which you wish to exchange.

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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to discourage frequent or short-term trading of the Fund's Shares. However, the Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing shares of other Federated funds if the Fund's management or Adviser determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Susan R. Hill

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Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She has overall responsibility for the Fund and responsibility for the day-to-day operation of the U.S. government securities component of the Fund. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. He has responsibility for the day-to-day operation of the mortgage-backed securities component of the Fund. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2005.


Legal Proceedings


Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ( Funds ) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.


As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.


Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.


The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2005	2004		2003		2002		2001
Net Asset Value, Beginning of Period	$1.99	$1.99		$1.99		$1.99		$1.98
Income From Investment Operations:
Net investment income	0.05	0.02		0.03		0.05		0.11
Net realized and unrealized gain (loss) on investments	(0.02)	(0.00	) [1]	(0.00	) [1]	(0.00	) [1]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.02		0.03		0.05		0.12
Less Distributions:
Distributions from net investment income	(0.04)	(0.02)		(0.03)		(0.05)		(0.11)
Net Asset Value, End of Period	$1.98	$1.99		$1.99		$1.99		$1.99
Total Return [2]	1.75%	1.14%		1.40%		2.59%		6.46%

Ratios to Average Net Assets:
Expenses	0.35%	0.35%		0.35%		0.35%		0.35%
Net investment income	1.92%	1.11%		1.41%		2.40%		5.45%
Expense waiver/reimbursement [3]	0.45%	0.43%		0.41%		0.44%		0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,302	$321,444		$338,455		$295,802		$46,710
Portfolio turnover	38%	86%		85%		73%		101%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2005, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated September 30, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Investment Company Act File No. 811-7193

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B201


G00352-06 (9/ 05)


Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
A Portfolio of Federated Institutional Trust

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2005

CLASS A SHARES
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for the Class A Shares,
Institutional Shares and Institutional Service Shares of Federated Government
Ultrashort Duration Fund (Fund), dated September 30, 2005.  This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                            CONTENTS

                     How is the Fund Organized?.......................1
                     --------------------------------------------------
                     Description of the Fund and its
                     --------------------------------
                     Investments and Risks............................1
                     --------------------------------------------------
                     What Do Shares Cost?.............................8
                     --------------------------------------------------
                     How is the Fund Sold?............................8
                     --------------------------------------------------
                     Exchanging Securities for Shares................10
                     --------------------------------------------------
                     Subaccounting Services..........................10
                     --------------------------------------------------
                     Redemption in Kind..............................11
                     --------------------------------------------------
                     Massachusetts Partnership Law...................11
                     --------------------------------------------------
                     Account and Share Information...................11
                     --------------------------------------------------
                     Tax Information.................................12
                     --------------------------------------------------
                     Who Manages and Provides Services to the
                     -----------------------------------------
                     Fund?...........................................12
                     --------------------------------------------------
                     How Does the Fund Measure Performance?..........22
                     --------------------------------------------------
                     Who is Federated Investors, Inc.?...............24
                     --------------------------------------------------
                     Financial Information...........................25
                     --------------------------------------------------
                     Addresses.........................................
                     --------------------------------------------------
                     Appendix..........................................
                     --------------------------------------------------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Institutional Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 9, 1994. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Government
Ultrashort Fund to Federated Government Ultrashort Duration Fund on March 3,
2003.


The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Institutional Shares and Institutional
Service Shares (Shares). This SAI relates to all classes of Shares.  The
Fund's investment adviser is Federated Investment Management Company
(Adviser).


DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is current income. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT STRATEGIES
The Fund is intended to provide returns consistent with investments in short-term securities issued or guaranteed by U.S. government agencies and government-sponsored entities (GSEs), with most of the returns consisting of interest income. The Fund also intends to qualify as a permissible investment for federal credit unions and savings associations, and as an appropriate direct investment for national banks, and will limit its investments accordingly. The Fund's overall strategy is therefore to invest in a portfolio of U.S. government securities and related derivatives contracts with a dollar-weighted average duration of one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. A description of the various types of U.S. government securities (including repurchase agreements), other investment techniques used by the Fund, and their risks, immediately follows this strategy section.

Within the one-year duration constraint, the Adviser will seek to increase the Fund's current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Adviser will typically lengthen the portfolio duration when it expects interest rates to decline, and typically shorten the portfolio duration when it expects interest rates to increase.
The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

o     current and expected U.S. economic growth;

o     current and expected interest rates and inflation;

o     the Federal Reserve Board's monetary policy; and

o     changes in the supply of or demand for U.S. government securities.

The Adviser will use the duration of a U.S. government securities index (such as the Merrill Lynch Six Month Treasury Bill Index) to assess the portfolio's duration relative to the general market for short-term U.S. government securities.

The Fund implements this strategy by dividing its portfolio into two major components. One component is invested in U.S. government securities and repurchase agreements that are eligible for purchase by money market funds.
This component normally maintains a dollar-weighted average duration of less than three months and is composed primarily of repurchase agreements for U.S.
government securities, U.S. government securities with remaining maturities of three to thirteen months, and longer-term U.S. government securities with adjustable interest rates. Most of the Fund's repurchase agreements will be payable on the next business day (overnight repurchase agreements). The Fund will also enter into repurchase agreements with longer terms (term repurchase agreements). Term repurchase agreements will predominately have terms three months or less, but the Fund may enter into term repurchase agreements with terms of up to one year.

The other component is invested in mortgage-backed securities issued or guaranteed by GSEs. The Fund uses mortgage-backed securities to increase the income provided by the portfolio and to extend the portfolio to the targeted duration. The types of mortgage-backed securities held by the Fund (including adjustable-rate mortgages (ARMs), pass-through certificates, collateralized mortgage obligations (CMOs), floating-rate CMOs, sequential CMOs, PACs and
TACs) are described in the following section on Securities Descriptions and
Techniques. This portion of the portfolio consists primarily of floating-rate
CMOs and ARMs, which tend to have shorter durations than other types of mortgage-backed securities. Floating-rate CMOs may also be sequential CMOs,
PACs or TACs. When available, the Fund may also invest in pass-through certificates and CMOs that have low durations based on high current levels of prepayments. These pass-through certificates and CMOs generally have greater prepayment risks than floating-rate CMOs or ARMs.

The Fund may also seek to increase its income and duration by investing in longer duration fixed-rate pass-through certificates, CMOs and other fixed-rated U.S. government securities, including zero coupon securities and
Treasury inflation protected securities. The targeted portfolio duration will limit the amount of these securities held in the portfolio.

Within each component of the portfolio, the Adviser makes decisions of which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the "spread." Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States and the prepayment risk inherent in mortgage-backed securities.

Once the Adviser has determined the duration of the securities needed to achieve the portfolio's targeted duration, all other factors being equal, the
Fund will tend to hold securities offering the highest spreads. For mortgage-backed securities, the decision to buy or sell also involves assessment of the available spreads relative to specific interest rate and prepayment risks, such as average life variability, price sensitivity to changes in market spread levels and price sensitivity to changes in the level of interest rate volatility.  The Fund may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.

The Fund may also seek to increase its income by lending its portfolio securities or engaging in dollar roll transactions.

The portion of the portfolio invested in money market eligible securities
(particularly overnight repurchase agreements) generally provides sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations. The Fund also reserves the right to redeem Shares in kind with portfolio securities. See
PAYMENT METHOD FOR REDEMPTIONS--Redemptions In Kind.

Mortgage-backed pass-through certificates are typically offered or traded on a "to-be-announced" or other delayed delivery basis. Other U.S. government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads in particular will be successful.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in U.S. government investments.


SECURITIES DESCRIPTIONS AND TECHNIQUES
In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

FIXED-INCOME SECURITIES


Fixed-income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed or variable percentage of the principal.  Variable rates may be adjusted periodically (e.g., monthly or quarterly) or may fluctuate based on a reference rate (e.g., the London
Interbank Offered Rate (LIBOR)).  In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.  Fixed-income securities provide more regular income than equity securities.  However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the
Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.


The U.S. Treasury also issues inflation-protected securities (TIPs).

TREASURY INFLATION-PROTECTED SECURITIES
TIPS are Treasury securities whose principal is adjusted for changes in the
Consumer Price Index (CPI) and whose interest rate remains fixed throughout the term of the security.  The CPI is a widely used measurement of inflation or deflation in the U.S. economy.  During a period of inflation, changes in the CPI should cause the principal to increase; during a period of deflation, changes in the CPI should cause the principal to decrease.  The interest payments on the security are made every six months. The amount of interest paid is based on the adjusted principal amount of the security at the time of payment.  At maturity, the security is redeemed at the greater of the original principal amount of the security or the adjusted principal amount of the security.  While TIPS protect the principal amount of the security against inflation, they typically offer lower initial interest rates than other Treasury securities during a period of inflation.


Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some agency securities are supported by the full faith and credit of the United States. These include the Government
National Mortgage Association, Small Business Administration, Farm Credit
System Financial Assistance Corporation, Farmer's Home Administration,
Federal Financing Bank, General Services Administration, Department of
Housing and Urban Development, Export-Import Bank, Overseas Private
Investment Corporation, and Washington Metropolitan Area Transit Authority
Bonds.


Other agency securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such securities.

A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and
Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by a GSE as agency securities. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Some agency securities allow the issuing agency to redeem the securities for their principal amount or for a premium over their principal amount, before their scheduled maturity. These securities are subject to call risks.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages.  The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.  Mortgages may have fixed or adjustable interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.
The returns of any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which will vary among pools

Mortgage-backed securities come in a variety of forms.  The simplest forms of mortgage-backed securities are pass-through certificates.  Holders of pass-through certificates receive a pro rata share of all net income and principal payments and prepayments and prepayments from the underlying mortgages.  As a result, the holders assume all  interest rate and prepayment risks of the underlying mortgages. Other mortgage-backed securities may have more complicated terms.

COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs, including interests in real estate mortgage investment conduits
(REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities.
This creates different prepayment and interest rate risks for each CMO class.
The degree of risk depends upon the structure of the CMOs. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.


SEQUENTIAL CMOS
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments.  The next class of CMOs receives all principal payments after the first class is paid off.  This process repeats for each sequential class of CMO.  As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs).  PACs and TACs are issued with companion classes.  PACs and TACs receive principal payments and prepayments at a specified rate.  The companion classes receive principal payments and prepayments in excess of the specified rate.  In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.  This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs).  POs increase in value when prepayment rates increase.  In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments.  However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS
Another variant allocates interest payments between two classes of CMOs.  One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR.  The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages.  Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise.  This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the
Inverse Floater class.  The Fund may invest in Floaters.

SPECIAL TRANSACTIONS

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund requires the other party to a repurchase agreement to transfer to the Fund's custodian or subcustodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement.  The Fund monitors the market value of the transferred securities and requires the transfer of additional eligible securities to the custodian or subcustodian if necessary to equal at least the repurchase price.


Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price.  A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.  Reverse repurchase agreements are subject to credit risks.  In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares.  Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.  Therefore, delayed delivery transactions create interest rate risks for the Fund.  Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.
The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations.  Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the
Fund to miss favorable trading opportunities or to realize losses on special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectuses. Additional risk factors are outlined below.


Interest Rate Risks

o     Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.


Credit Risks

o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Counterparty Risks

o     Counterparty risk is the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks

o     Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due)
      payments on mortgage-backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

o     For example, when interest rates decline, the values of mortgage-backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

o     Conversely, when interest rates rise, the values of mortgage-backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the duration of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

o     Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  As noted above, the additional interest paid for risk is measured by the difference between the spread of a mortgage-backed security and the yield of a
      Treasury security with a comparable duration.  An increase in the spread will cause the price of the mortgage-backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o     If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Liquidity Risks

o     Trading opportunities are more limited for CMOs that have complex terms or that are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.
      Infrequent trading of securities may also lead to an increase in their price volatility.


o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.


Risks Associated with Complex CMOs

o     CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.

Regulatory Compliance

In accordance with the rules and regulations established by the National
Credit Union Administration (NCUA), 12 CFR ss.703.16, the Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than ten years.



INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash;
cash items; securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the
Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying Securities on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

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Application of Concentration Restriction
In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the
SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments."  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

PORTFOLIO TURNOVER
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:


o     for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o     for other fixed-income securities, according a price furnished by an independent pricing service as indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and


o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The
Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

Class A Shares

                                         Dealer Reallowance
                                         as a Percentage of
          Purchase Amount              Public Offering Price
         Less than $50,000                     2.00%
  $50,000 but less than $100,000               1.75%
  $100,000 but less than $250,000              1.50%
        $250,000 or greater                    0.00%

------------------------------------------------------------------------------

ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                        Advance Commission
                                        as a Percentage of
          Purchase Amount             Public Offering Price
   First $1 million - $5 million              0.75%
   Next $5 million - $20 million              0.50%
         Over $20 million                     0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

RULE 12b-1 PLAN (CLASS A SHARES AND INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of
Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule
12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.


The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell;
the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis;
payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended July 31:

                      2005                  2004                    2003
           Total                Total Sales               Total Sales    Amount
           Sales       Amount     Charges       Amount      Charges     Retained
           Charges   Retained                 Retained
Class A    $2,039       $6        $8,591        $127         $743         $17
Shares


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: NFS LLC FEBO
NFS/FMTC IRA, Norwich, VT, owned approximately 487,927 Shares (26.74%);
Pershing LLC, Jersey City, NJ, owned approximately 461,228 Shares (25.27%);
and NFS LLC FEBO Eastern Virginia Medical School Student Loan & Scholarship
Account, Norfolk, VA, owned approximately 257,515 Shares (14.11%).

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Prince
William County General Fund, Prince William, VA, owned approximately
14,854,254 Shares (11.98%); State of Mississippi Treasury Department,
Jackson, MS, owned approximately 12,562,814 Shares (10.14%); Trukan & Co.
owned approximately 7,541,750 Shares (6.08%); City of Santa Fe New Mexico,
Santa Fe, NM, owned approximately, 7,003,829 Shares (5.65%); and The Fulton
Company, Lancaster, PA, owned approximately 6,260,409 Shares (5.05%).

As of September 1, 2005, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service
Shares: LaSalle Bank, Chicago, IL, owned approximately, 13,115,476 Shares
(42.70%); Fridley Housing and Redevelopment Authority, Fridley, MN, owned approximately 3,510,611 Shares (11.43%); Lilley & Co., Tecumseh, MI, owned approximately 3,075,852 Shares (10.01%): and Dain Rauscher Inc., owned approximately 2,038,419 Shares (6.64%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

LaSalle Bank NA is organized in the state of Delaware and is a subsidiary of
LaSalle Bank Corporation; organized in the state of Delaware.

NFS LLC is organized in the state of Massachusetts and is a subsidiary of
Fidelity Brokerage Services LLC; organized in the state of Massachusetts.

Pershing LLC is organized in the state of New Jersey and is a subsidiary of
The Bank of New York; organized in the state of New York.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors
Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of December 31, 2004, the
Trust comprised two portfolios, and the Federated Fund Complex consisted of
44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 1, 2005, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

         Name
      Birth Date                                                                                Total Compensation
        Address                                                              Aggregate            From Trust and
  Positions Held with    Principal Occupation(s) for Past Five Years,      Compensation           Federated Fund
         Trust               Other Directorships Held and Previous           From Fund               Complex
  Date Service Began                      Position(s)                      (past fiscal        (past calendar year)
                                                                               year)
John F. Donahue*         Principal Occupations: Chairman and Director           $0                      $0
Birth Date: July 28,     or Trustee of the Federated Fund Complex;
1924                     Chairman and Director, Federated Investors,
CHAIRMAN AND TRUSTEE     Inc.
Began serving: June      ---------------------------------------------
1994
                         Previous Positions: Trustee, Federated
                         Investment Management Company and Chairman
                         and Director, Federated Investment
                         Counseling.

J. Christopher Donahue*  Principal Occupations: Principal Executive             $0                      $0
Birth Date: April 11,    Officer and President of the Federated Fund
1949                     Complex; Director or Trustee of some of the
PRESIDENT AND TRUSTEE    Funds in the Federated Fund Complex;
Began serving: July      President, Chief Executive Officer and
1999                     Director, Federated Investors, Inc.;
                         Chairman and Trustee, Federated Investment
                         Management Company; Trustee, Federated
                         Investment Counseling; Chairman and
                         Director, Federated Global Investment
                         Management Corp.; Chairman, Federated Equity
                         Management Company of Pennsylvania, Passport
                         Research, Ltd. and Passport Research II,
                         Ltd.; Trustee, Federated Shareholder
                         Services Company; Director, Federated
                         Services Company.

                         Previous Positions: President, Federated
                         Investment Counseling; President and Chief
                         Executive Officer, Federated Investment
                         Management Company, Federated Global
                         Investment Management Corp. and Passport
                         Research, Ltd.

Lawrence D. Ellis,       Principal Occupations: Director or Trustee          $1,011.34               $148,500
M.D.*                    of the Federated Fund Complex; Professor of
Birth Date: October      Medicine, University of Pittsburgh; Medical
11, 1932                 Director, University of Pittsburgh Medical
3471 Fifth Avenue        Center Downtown; Hematologist, Oncologist
Suite 1111               and Internist, University of Pittsburgh
Pittsburgh, PA           Medical Center.
TRUSTEE
Began serving: June      Other Directorships Held: Member, National
1994                     Board of Trustees, Leukemia Society of
                         America.

                         Previous Positions: Trustee, University of
                         Pittsburgh; Director, University of
                         Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

         Name
      Birth Date                                                                      Total Compensation
       Address                                                       Aggregate          From Trust and
 Positions Held with       Principal Occupation(s) for Past        Compensation         Federated Fund
         Fund                         Five Years,                    From Fund             Complex
  Date Service Began         Other Directorships Held and          (past fiscal      (past calendar year)
                                 Previous Position(s)                  year)
Thomas G. Bigley         Principal Occupation: Director or           $1,112.46             $163,350
Birth Date: February     Trustee of the Federated Fund
3, 1934                  Complex.
15 Old Timber Trail
Pittsburgh, PA           Other Directorships Held: Director,
TRUSTEE                  Member of Executive Committee,
Began serving:           Children's Hospital of Pittsburgh;
November 1994            Director, University of Pittsburgh.

                         Previous Position: Senior Partner,
                         Ernst & Young LLP.

John T. Conroy, Jr.      Principal Occupations: Director or          $1,112.46             $163,350
Birth Date: June 23,     Trustee of the Federated Fund
1937                     Complex; Chairman of the Board,
Investment Properties    Investment Properties Corporation;
Corporation              Partner or Trustee in private real
3838 North Tamiami       estate ventures in Southwest
Trail                    Florida.
Suite 402
Naples, FL               Previous Positions: President,
TRUSTEE                  Investment Properties Corporation;
Began serving: June      Senior Vice President, John R. Wood
1994                     and Associates, Inc., Realtors;
                         President, Naples Property
                         Management, Inc. and Northgate
                         Village Development Corporation.

Nicholas P.              Principal Occupation: Director or           $1,112.46             $163,350
Constantakis             Trustee of the Federated Fund
Birth Date: September    Complex.
3, 1939
175 Woodshire Drive      Other Directorships Held: Director
Pittsburgh, PA           and Member of the Audit Committee,
TRUSTEE                  Michael Baker Corporation
Began serving:           (engineering and energy services
February 1998            worldwide).

                         Previous Position: Partner, Anderson
                         Worldwide SC.

John F. Cunningham       Principal Occupation: Director or           $1,011.34             $148,500
Birth Date: March 5,     Trustee of the Federated Fund
1943                     Complex.
353 El Brillo Way
Palm Beach, FL           Other Directorships Held: Chairman,
TRUSTEE                  President and Chief Executive
Began serving:           Officer, Cunningham & Co., Inc.
January 1999             (strategic business consulting);
                         Trustee Associate, Boston College.

                         Previous Positions: Director,
                         Redgate Communications and EMC
                         Corporation (computer storage
                         systems); Chairman of the Board and
                         Chief Executive Officer, Computer
                         Consoles, Inc.; President and Chief
                         Operating Officer, Wang
                         Laboratories; Director, First
                         National Bank of Boston; Director,
                         Apollo Computer, Inc.

Peter E. Madden          Principal Occupation: Director or           $1,011.34             $148,500
Birth Date: March 16,    Trustee of the Federated Fund
1942                     Complex.
One Royal Palm Way
100 Royal Palm Way       Other Directorships Held: Board of
Palm Beach, FL           Overseers, Babson College.
TRUSTEE
Began serving: June      Previous Positions: Representative,
1994                     Commonwealth of Massachusetts
                         General Court; President, State
                         Street Bank and Trust Company and
                         State Street Corporation (retired);
                         Director, VISA USA and VISA
                         International; Chairman and
                         Director, Massachusetts Bankers
                         Association; Director, Depository
                         Trust Corporation; Director, The
                         Boston Stock Exchange.

Charles F. Mansfield,    Principal Occupations: Director or          $1,112.46             $163,350
Jr.                      Trustee of the Federated Fund
Birth Date: April 10,    Complex; Management Consultant;
1945                     Executive Vice President, DVC Group,
80 South Road            Inc. (marketing, communications and
Westhampton Beach, NY    technology) (prior to 9/1/00).
TRUSTEE
Began serving: July      Previous Positions: Chief Executive
1999                     Officer, PBTC International Bank;
                         Partner, Arthur Young & Company (now
                         Ernst & Young LLP); Chief Financial
                         Officer of Retail Banking Sector,
                         Chase Manhattan Bank; Senior Vice
                         President, HSBC Bank USA (formerly,
                         Marine Midland Bank); Vice
                         President, Citibank; Assistant
                         Professor of Banking and Finance,
                         Frank G. Zarb School of Business,
                         Hofstra University.

John E. Murray, Jr.,     Principal Occupations: Director or          $1,213.62             $178,200
J.D., S.J.D.             Trustee of the Federated Fund
Birth Date: December     Complex; Chancellor and Law
20, 1932                 Professor, Duquesne University;
Chancellor, Duquesne     Partner, Murray, Hogue & Lannis.
University
Pittsburgh, PA           Other Directorships Held: Director,
TRUSTEE                  Michael Baker Corp. (engineering,
Began serving:           construction, operations and
February 1995            technical services).

                         Previous Positions: President,
                         Duquesne University; Dean and
                         Professor of Law, University of
                         Pittsburgh School of Law; Dean and
                         Professor of Law, Villanova
                         University School of Law.

Marjorie P. Smuts        Principal Occupations:  Director or         $1,011.34             $148,500
Birth Date: June 21,     Trustee of the Federated Fund
1935                     Complex; Public Relations/Marketing
4905 Bayard Street       Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                  Previous Positions: National
Began serving: June      Spokesperson, Aluminum Company of
1994                     America; television producer;
                         President, Marj Palmer Assoc.;
                         Owner, Scandia Bord.

John S. Walsh            Principal Occupations:  Director or         $1,011.34             $148,500
Birth Date: November     Trustee of the Federated Fund
28, 1957                 Complex; President and Director,
2604 William Drive       Heat Wagon, Inc. (manufacturer of
Valparaiso, IN           construction temporary heaters);
TRUSTEE                  President and Director,
Began serving: July      Manufacturers Products, Inc.
1999                     (distributor of portable
                         construction heaters); President,
                         Portable Heater Parts, a division of
                         Manufacturers Products, Inc.

                         Previous Position: Vice President,
                         Walsh & Kelly, Inc.

OFFICERS**

                Name
             Birth Date
              Address
     Positions Held with Trust
------------------------------------         Principal Occupation(s) and Previous Position(s)
         Date Service Began
John W. McGonigle                   Principal Occupations: Executive Vice President and Secretary of
Birth Date: October 26, 1938        the Federated Fund Complex; Executive Vice President, Secretary
EXECUTIVE VICE PRESIDENT AND        and Director, Federated Investors, Inc.
SECRETARY
Began serving: June 1994            Previous Positions: Trustee, Federated Investment Management
                                    Company and Federated Investment Counseling; Director, Federated
                                    Global Investment Management Corp., Federated Services Company and
                                    Federated Securities Corp.

Richard J. Thomas                   Principal Occupations: Principal Financial Officer and Treasurer
Birth Date: June 17, 1954           of the Federated Fund Complex; Senior Vice President, Federated
TREASURER                           Administrative Services.
Began serving: September 1997
                                    Previous Positions: Vice President, Federated Administrative
                                    Services; held various management positions within Funds Financial
                                    Services Division of Federated Investors, Inc.

Richard B. Fisher                   Principal Occupations: Vice Chairman or Vice President of some of
Birth Date: May 17, 1923            the Funds in the Federated Fund Complex; Vice Chairman, Federated
VICE PRESIDENT                      Investors, Inc.; Chairman, Federated Securities Corp.
Began serving: November 1998
                                    Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President,
                                    Federated Investors, Inc. and Director and Chief Executive
                                    Officer, Federated Securities Corp.

Mark E. Durbiano                    Mark E. Durbiano is Vice President of the Trust. Mr. Durbiano
Birth Date: September 21, 1959      joined Federated in 1982 and has been a Senior Portfolio Manager
VICE PRESIDENT                      and a Senior Vice President of the Fund's Adviser since 1996. From
Began serving: November 2002        1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice
                                    President of the Fund's Adviser. Mr. Durbiano is a Chartered
                                    Financial Analyst and received his M.B.A. in Finance from the
                                    University of Pittsburgh.

Susan R. Hill                       Susan R. Hill has been the Fund's Portfolio Manager since July
Birth Date: June 20, 1963           1997. She is Vice President of the Trust. Ms. Hill joined
VICE PRESIDENT                      Federated in 1990 and has been a Senior Portfolio Manager since
Began serving: November 1998        2003 and a Senior Vice President of the Fund's Adviser since 2005.
                                    Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until
                                    1997. Ms. Hill is a Chartered Financial Analyst and received an
                                    M.S. in Industrial Administration from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD
                                                                                                     Meetings Held
Board            Committee                                                                            During Last
Committee         Members                                Committee Functions                          Fiscal Year
Executive     John F. Donahue      In between meetings of the full Board, the Executive Committee         Six
              John E. Murray,      generally may exercise all the powers of the full Board in the
             Jr., J.D., S.J.D.     management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust.  However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

 Audit        Thomas G. Bigley     The purposes of the Audit Committee are to oversee the                Nine
            John T. Conroy, Jr.    accounting and financial reporting process of the Fund, the
                Nicholas P.        Fund`s internal control over financial reporting, and the
                Constantakis       quality, integrity and independent audit of the Fund`s
                 Charles F.        financial statements.  The Committee also oversees or assists
               Mansfield, Jr.      the Board with the oversight of compliance with legal
                                   requirements relating to those matters, approves the
                                   engagement and reviews the qualifications, independence and performance of the Fund`s independent registered public
                                   accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund`s internal audit function.

Nominating    Thomas G. Bigley     The Nominating Committee, whose members consist of all                 One
            John T. Conroy, Jr.    Independent Trustees, selects and nominates persons for
                Nicholas P.        election to the Fund`s Board when vacancies occur. The
                Constantakis       Committee will consider candidates recommended by
             John F. Cunningham    shareholders, Independent Trustees, officers or employees of
              Peter E. Madden      any of the Fund`s agents or service providers and counsel to
                 Charles F.        the Fund. Any shareholder who desires to have an individual
               Mansfield, Jr.      considered for nomination by the Committee must submit a
            John E. Murray, Jr.    recommendation in writing to the Secretary of the Fund, at the
             Marjorie P. Smuts     Fund's address appearing on the back cover of this Statement
               John S. Walsh       of Additional Information. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's
                                   qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate.  Those factors will
                                   ordinarily include:  integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an "Independent Trustee," the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
                                                                Aggregate
                                                             Dollar Range of
                                       Dollar Range of       Shares Owned in
            Interested                  Shares Owned       Federated Family of
         Board Member Name                 in Fund         Investment Companies
John F. Donahue                             None              Over $100,000
J. Christopher Donahue                      None              Over $100,000
Lawrence D. Ellis, M.D.                     None              Over $100,000

Independent
Board Member Name
Thomas G. Bigley                            None              Over $100,000
John T. Conroy, Jr.                         None              Over $100,000
Nicholas P. Constantakis                    None              Over $100,000
John F. Cunningham                          None              Over $100,000
Peter E. Madden                             None              Over $100,000
Charles F. Mansfield, Jr.                   None              Over $100,000
John E. Murray, Jr., J.D., S.J.D.           None              Over $100,000
Marjorie P. Smuts                           None              Over $100,000
John S. Walsh                               None              Over $100,000


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Portfolio Manager Information
The following information about the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year.

       Other Accounts Managed by          Total Number of Other Accounts Managed / Total
             Susan R. Hill                                    Assets*

    Registered Investment Companies               18 Funds / $ 46,144.58 million

   Other Pooled Investment Vehicles               1 account / $ 12,053.00 million

            Other Accounts                                       0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  None.

Susan Hill is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated).  There are four weighted performance categories in the Balanced
Scorecard.  Investment Product Performance is the predominant factor.  Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction
and Service, and Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e. Merrill Lynch
6-Month Treasury Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds.  These performance periods are adjusted if a portfolio manager has been managing the fund for less than five years; funds with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mrs. Hill is also the portfolio manager for other accounts in addition to the Fund.
Such other accounts may have different benchmarks.  Investment performance is calculated with an equal weighting of each account managed by the portfolio manager.  In addition, Susan Hill serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds.  A portion of the Investment Product Performance score is based on
Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors:  growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

In addition, Mrs. Hill was awarded a grant of restricted Federated stock.
Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

        Other Accounts Managed by            Total Number of Other Accounts Managed /
          Donald T. Ellenberger                           Total Assets*

     Registered Investment Companies               2 funds / $ 1,160.67 million

     Other Pooled Investment Vehicles                           0

              Other Accounts                      12 accounts / $ 275.35 million

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  None.

Donald Ellenberger is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of
Federated Investors, Inc. (Federated).  There are four weighted performance categories in the Balanced Scorecard.  Investment Product Performance is the
predominant factor.  Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and
Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e. Merrill Lynch
6-Month Treasury Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds.  These performance periods are adjusted if a portfolio manager has been managing the fund for less than five years; funds with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr.
Ellenberger is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  Investment performance is calculated with an equal weighting of each account managed by the portfolio manager. In addition, Donald Ellenberger serves on one or more
Investment Teams that establish guidelines on various performance drivers
(e.g., currency, duration, sector, volatility, and/or yield curve) for
Taxable Fixed Income funds.  A portion of the Investment Product Performance score is based on Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors:  growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

In addition, Mr. Ellenberger was awarded a grant of restricted Federated stock.  Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the
Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the
Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.



Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an Interested
Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser
(or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to FederatedInvestors.com; select "Products;" select the Fund;
then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at
www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day)
after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days
(or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products"
section, and from the Fund's page click on the "Portfolio Holdings" or
"Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on
"Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the
Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance
Officer of the Fund.  The President of the Adviser and the Chief Compliance
Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all
Federated funds as specified below:

                                                  Average Aggregate Daily
    Maximum Administrative Fee               Net Assets of the Federated Funds
            0.150 of 1%                           on the first $5 billion
            0.125 of 1%                            on the next $5 billion
            0.100 of 1%                           on the next $10 billion
            0.075 of 1%                          on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended July 31                     2005                2004                   2003
Advisory Fee Earned                         $1,934,659          $4,228,622             $4,812,765
Advisory Fee Reduction                      1,462,284            2,820,382             3,127,695
Administrative Fee                           368,552              802,955               904,800
12b-1 Fee:
 Class A Shares                               14,169                --                     --
 Institutional Service                          0                   --                     --
 Shares
Shareholder Services Fee:
  Class A Shares                              17,703                --                     --
  Institutional Shares                          0                   --                     --
  Institutional Service                      114,230                --                     --
  Shares
------------------------------------------------------------------------------

ees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.


The Fund's Class A Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.


Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and Start of Performance periods ended July 31, 2005.

Yield is given for the 30-day period ended July 31, 2005.

                                                                        Start of
                                                                     Performance on
                          30-Day Period          1 Year               March 6, 2003
Class A Shares:
Total Return
  Before Taxes                 N/A               (0.60)%                  2.82%
  After Taxes on               N/A               (1.26)%                  1.57%
  Distributions
  After Taxes on
  Distributions and            N/A               (0.39)%                  1.62%
  Sale of Shares
Yield                         2.64%                N/A                     N/A

                                                                                       Start of
                                                                                    Performance on
                         30-Day Period           1 Year            5 Years          July 10, 1997
Institutional
Shares:
Total Return
  Before Taxes                N/A                1.85%              2.75%               3.76%
  After Taxes on              N/A                1.02%              1.70%               2.24%
  Distributions
  After Taxes on
  Distributions and           N/A                1.20%              1.70%               2.26%
  Sale of Shares
Yield                        3.14%                N/A                N/A                 N/A

------------------------------------------------------------------------------

                                                                                       Start of
                                                                                    Performance on
                         30-Day Period           1 Year            5 Years        September 30, 1999
Institutional
Service Shares:
Total Return
  Before Taxes                N/A                1.75%              2.65%               3.14%
  After Taxes on              N/A                0.96%              1.64%               1.92%
  Distributions
  After Taxes on
  Distributions and           N/A                1.13%              1.64%               1.92%
  Sale of Shares
Yield                        3.05%                N/A                N/A                 N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.

Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Merrill Lynch 6-Month Treasury Bill Index

Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking six-month U.S. government securities. The index is produced by Merrill Lynch,
Pierce, Fenner & Smith, Inc.


WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.
Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed-Income
As of December 31, 2004, Federated managed 31 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed-Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion,
$24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson,
CFA, for Tax Free Fixed-Income; and Deborah A. Cunningham, CFA, for Money
Market Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2005 are incorporated herein by reference to the Annual Report to Shareholders of
Federated Government Ultrashort Duration Fund dated July 31, 2005.


ADDRESSES

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND

Class A Shares
Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
HSBC
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
FT Interactive Data
Reuters

RATINGS AGENCIES
Moody's Investors Service
Standard & Poor's Fund Services

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger

OTHER
Investment Company Institute
Astec Consulting Group, Inc.


PART C.   OTHER INFORMATION.

Item 23.          Exhibits:
                  --------

(a)  (i)  Conformed  copy of Amended and  Restated  Declaration  of Trust of the
     Registrant; (2)

(ii) Conformed  copy of  Amendment  No.  3 to the  Declaration  of  Trust of the
     Registrant; (10)

(iii) Conformed  copy of  Amendment  No.  4 to the  Declaration  of Trust of the
     Registrant; (7)

(iv) Conformed  copy of  Amendment  No.  5 to the  Declaration  of  Trust of the
     Registrant; (8)

(v)  Conformed  copy of  Amendment  No.  6 to the  Declaration  of  Trust of the
     Registrant; (10)

(vi) Conformed  copy of  Amendment  No.  7 to the  Declaration  of  Trust of the
     Registrant; (11)

(vii) Conformed  copy of  Amendment  No.  8 to the  Declaration  of Trust of the
     Registrant; (12)

(viii) Conformed  copy of  Amendment  No. 9 to the  Declaration  of Trust of the
     Registrant; (+)

(b)  (i) Copy of By-Laws of the Registrant; (2)

(ii) Copy of Amendment Nos. 1-4 of the By-Laws of the Registrant; (7)

(iii) Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)

(iv) Copy of Amendment No. 6 to the By-Laws of the Registrant; (13)

(v)  Copy of Amendment No. 7 to the By-Laws of the Registrant; (15)

(c)  Copy of  Specimen  Certificate  for Shares of  Beneficial  Interest  of the
     Registrant; (2)

(d)  (i)  Conformed  copy of  Investment  Advisory  Contract  of the  Registrant
     (including Exhibit A) of the Registrant; (3)

(ii) Conformed  copy of Amendment  to the  Investment  Advisory  Contract of the
     Registrant; (9)

(iii) Conformed  copy of Exhibit B to the  Investment  Advisory  Contract of the
     Registrant; (10)

(iv) Conformed  copy of Exhibit C to the  Investment  Advisory  Contract  of the
     Registrant; (16)

(e)  (i) Conformed copy of Distributor's  Contract of the Registrant  (including
     Exhibit A) of the Registrant; (3)

(ii) Conformed  copy  of  Exhibit  B  to  the  Distributor's   Contract  of  the
     Registrant: (6)

(iii) Conformed  copy  of  Amendment  to  the  Distributor's   Contract  of  the
     Registrant; (9) (iv) The Registrant hereby incorporates the conformed copy of the  specimen  Mutual  Funds Sales and Service  Agreement;  Mutual Funds
     Service  Agreement;  and Plan  Trustee/Mutual  Funds Service Agreement from
     Item  24(b)6 of the Cash Trust  Series II  Registration  Statement  on Form
     N-1A, filed with the Commission on July 24, 1995.  (File Nos.  33-38550 and
     811-6269).

(vi) Conformed copy of Exhibit C and Exhibit D to the Distributor's Contract of
the Registrant; (12)

(vii) Amendment to the Distributor's Contact of the
Registrant; (13)

(viii) Conformed copy of Exhibits E and F to the  Distributor's  Contract of the
     Registrant (16) (f) Not applicable;

(g)  (i) Conformed copy of Custodian Contract of the Registrant; (3)

(ii) Conformed  copy of Custodian  Fee  Schedule;  (5) (iii)  Conformed  copy of
     Amendment to the Custodian Contract of the Registrant; (10)

(h)  (i) Conformed  copy of Amended and Restated  Agreement for Fund  Accounting
     Services,  Administrative  Services,  Transfer Agency Services, and Custody
     Services Procurement; (7)

(ii) Conformed copy of Amendment to the Agreement for Fund Accounting  Services,
     Administrative  Services,  Transfer Agency  Services,  and Custody Services
     Procurement; (9)

(iii) The  responses  described in Item  23(e)(iv)  are hereby  incorporated  by reference.

(iv) The Registrant  hereby  incorporates by reference the conformed copy of the
     Agreement for Administrative  Services, with Exhibit 1 and Amendments 1 and
     2 attached,  between Federated  Administrative  Services and the Registrant
     from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration
     Statement  on Form N- 1A, filed with the  Commission  on November 29, 2004.
     (File Nos. 33-50773 and 811-7115);

(v)  The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement,  with attached Schedule 1 revised 6/30/04, from Item (h) (vii) of the Cash Trust Series, Inc.  Registration  Statement
     on Form N-1A,  filed with the  Commission  on July 29,  2004.  (Files  Nos.
     33-29838 and 811-5843);

(vi) The  Registrant  hereby  incorporates  the conformed  copy of the Financial
     Administration and Accounting Services  Agreement,  with attached Exhibit A revised  6/30/04,  from  Item  (h)(viii)  of the Cash  Trust  Series,  Inc.
     Registration  Statement on Form N-1A filed with the  Commission on July 29,
     2004. (File Nos. 33-29838 and 811-5843)

(vii) The Registrant  hereby  incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and
     Trust Company from Item 23(h)(ix) of the Federated Total Return  Government
     Bond Fund Registration Statement on Form N-1A, filed with the Commission on
     April 28, 2005. (File Nos. 33-60411 and 811-07309)

(viii) The  Registrant  hereby  incorporates  by reference the conformed copy of
     Amendment  No.  3 to the  Agreement  for  Administrative  Services  between
     Federated  Administrative Services Company and the Registrant dated June 1,
     2005,  from Item 23 (h) (ii) of the Cash Trust  Series,  Inc.  Registration
     Statement on Form N-1A,  filed with the Commission on July 27, 2005.  (File
     Nos. 33-29838 and 811-5843)

(ix) Copy of Schedule 1,  revised  9/1/05,  to the Second  Amended and  Restated
     Services Agreement; (+)

(x)  Copy of Exhibit A, revised  9/1/05,  to the  Financial  Administration  and
     Accounting Services Agreement; (+)

(xi) Copy of Exhibit A, revised 6/1/05, to the Transfer Agency Agreement between the Federated Funds and State Street Bank and Trust Company; (+)

(i)  Conformed  copy of Opinion  and Consent of Counsel as to legality of shares being registered; (2)

(j)  Conformed copy of Consent of Independent Registered Public Accounting Firm;
     (+)

(k)  Not applicable;

(l)  Conformed copy of Initial Capital Understanding; (2)

(m)  (i) Conformed copy of Distribution Plan (including Exhibits A and B) of the
     Registrant; (14)

(ii) The  responses  described  in Item  23(e)(iv)  are hereby  incorporated  by reference.

(iii) Conformed copy of Exhibit C to the  Distribution  Plan of the  Registrant;
     (+)

(n)  Copy of the Multiple  Class Plan and attached  Exhibits of the  Registrant;
     (+)

(o)  (i) Conformed copy of Power of Attorney of the Registrant; (8)

(ii) Conformed copy of Power of Attorney of Trustees of the Registrant;(9)

(iii) Conformed copy of the Power of Attorney of the Chief Investment of Officer
     the Registrant; (9)

(p)  The  Registrant  hereby  incorporates  the copy of the Code of  Ethics  for
     Access  Persons  from Item  23(p) of the  Money  Market  Obligations  Trust
     Registration  Statement on Form N-1A filed with the  Commission on February
     26, 2004. (File Nos. 33-31602 and 811-5950).

(i)  The Registrant  hereby  incorporates  the copy of the Federated  Investors,
     Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p)
     of the Money Market Obligations Trust  Registration  Statement on Form N-1A
     filed with the  Commission  on February 25, 2005.  (File Nos.  33-31602 and
     811-5950).

+ Exhibits are filed electronically.
------------------------------------------------------------------------------------------------

2.       Response is incorporated by reference to Registrant's Registration
         Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and
         811-7193).
3.       Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos.
         33-54445 and 811-7193).
5.       Response is incorporated by reference to Registrant's Post-Effective
         Amendment No.5 on Form N-1A filed February 27, 1998. (File Nos. 33-5444 and 811-7193).
6.       Response is incorporated by reference to Registrant's Post-Effective
         Amendment No.6 on Form N-1A filed March 30, 1998. (File Nos. 33-5444 and 811-7193).
7.       Response is incorporated by reference to Registrant's Post-Effective
         Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos.
         33-54445 and 811-7193).
8.       Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 9 on Form N-1A filed September 28, 1999. (File Nos.
         33-54445 and 811-7193).
9.       Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 11 on Form N-1A filed September 14, 2001. (File Nos.
         33-54445 and 811-7193).
10.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 13 on Form N-1A filed September 27, 2002. (File Nos.
         33-54445 and 811-7193).
11.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 16 on Form N-1A filed January 2, 2003. (File Nos.
         33-54445 and 811-7193).
12.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 17 on Form N-1A filed September 30, 2003. (File Nos.
         33-54445 and 811-7193).
13.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 18 on Form N-1A filed October 31, 2003. (File Nos.
         33-54445 and 811-7193).
14.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 20 on Form N-1A filed September 29, 2004. (File Nos.
         33-54445 and 811-7193).
15.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 22 on Form N-1A filed December 29, 2004. (File Nos.
         33-54445 and 811-7193).
16.      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 23 on Form N-1A filed June 15, 2005. (File Nos. 33-54445 and 811-7193).

Item 24.    Persons Controlled by or Under Common Control with the Fund:
            -----------------------------------------------------------

            None

Item 25.    Indemnification:(2)

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

     For a description of the other business of the investment adviser,  see the section entitled "Who Manages the Fund?" in Part A. The  affiliations  with the  Registrant  of two of the  Trustees  and  two of the  Officers  of the
     investment  adviser are included in Part B of this  Registration  Statement under "Who  Manages  and  Provides  Services  to the  Fund?" The  remaining
     Trustees of the investment  adviser and, in  parentheses,  their  principal occupations  are: Thomas R. Donahue,  (Chief Financial  Officer,  Federated
     Investors,  Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark
     D. Olson (a  principal  of the firm,  Mark D. Olson & Company,  L.L.C.  and
     Partner,  Wilson,  Halbrook & Bayard,  P.A.), 800 Delaware Avenue, P.O. Box
     2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                   Keith M. Schappert
Vice Chairman:                                 William D. Dawson, III
Senior Vice Presidents:                        J. Scott Albrecht
                                               Joseph M. Balestrino
                                               Jonathan C. Conley
                                               Deborah A. Cunningham
                                               Mark E. Durbiano
                                               Donald T. Ellenberger
                                               Susan R. Hill
                                               Robert M. Kowit
                                               Jeffrey A. Kozemchak
                                               Mary Jo Ochson
                                               Robert J. Ostrowski
                                               Richard Tito

Vice Presidents:                               Todd A. Abraham
                                               Randall S. Bauer
                                               Nancy J.Belz
                                               G. Andrew Bonnewell
                                               Lee R. Cunningham, II
                                               B. Anthony Delserone,Jr.
                                               Eamonn G. Folan
                                               Richard J. Gallo
                                               John T. Gentry
                                               Patricia L. Heagy
                                               William R. Jamison
                                               Nathan H. Kehm
                                               John C. Kerber
                                               J. Andrew Kirschler
                                               Marian R. Marinack
                                               Kevin McCloskey
                                               Natalie F. Metz
                                               Thomas J. Mitchell
                                               Joseph M. Natoli
                                               Mary Kay Pavuk
                                               Jeffrey A. Petro
                                               Ihab L. Salib
                                               Roberto Sanchez-Dahl, Sr.
                                               John Sidawi
                                               Michael W. Sirianni, Jr.
                                               Christopher Smith
                                               Timothy G. Trebilcock
                                               Paolo H. Valle
                                               Stephen J. Wagner
                                               Paige M. Wilhelm
                                               George B. Wright
Assistant Vice Presidents:                     Lori Andrews
                                               Hanan Callas
                                               Jerome Conner
                                               James R. Crea, Jr.
                                               Karol M. Crummie
                                               Richard Cumberledge
                                               Kathyrn P. Glass
                                               James Grant
                                               Tracey L. Lusk
                                               Ann Manley
                                               Karl Mocharko
                                               Gene Neavin
                                               Bob Nolte
                                               Liam O'Connell
                                               Rae Ann Rice
                                               Brian Ruffner
                                               Kyle D. Stewart
                                               Mary Ellen Tesla
                                               Nichlas S. Tripodes
                                               Mark Weiss

Secretary:                                     G. Andrew Bonnewell
Treasurer:                                     Thomas R. Donahue
Assistant Treasurer:                           Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
                  Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

                  (a)      Federated Securities Corp. the Distributor for shares
                           of the Registrant, acts as principal underwriter for
                           the following open-end investment companies,
                           including the Registrant:

                           Cash Trust Series, Inc.; Cash Trust Series II;
                           Federated Adjustable Rate Securities Fund; Federated
                           American Leaders Fund, Inc.; Federated Core Trust;
                           Federated Core Trust II, L.P.; Federated Equity
                           Funds; Federated Equity Income Fund, Inc.; Federated
                           Fixed Income Securities, Inc.; Federated GNMA Trust;
                           Federated Government Income Securities, Inc.;
                           Federated High Income Bond Fund, Inc.; Federated High
                           Yield Municipal Income Fund; Federated High Yield
                           Trust; Federated Income Securities Trust; Federated
                           Income Trust; Federated Index Trust; Federated
                           Institutional Trust; Federated Insurance Series;
                           Federated Intermediate Government Fund, Inc.
                           Federated International Series, Inc.; Federated
                           Investment Series Funds, Inc.; Federated Managed
                           Allocation Portfolios; Federated Municipal High Yield
                           Advantage Fund, Inc.; Federated Municipal Securities
                           Fund, Inc.; Federated Municipal Securities Income
                           Trust; Federated Premier Intermediate Municipal
                           Income Fund; Federated Premier Municipal Income Fund;
                           Federated Short-Term Municipal Trust; Federated Stock
                           and Bond Fund, Inc.; Federated Stock Trust; Federated
                           Total Return Government Bond Fund; Federated Total
                           Return Series, Inc.; Federated U.S. Government Bond
                           Fund; Federated U.S. Government Securities Fund: 1-3
                           Years; Federated U.S. Government Securities Fund: 2-5
                           Years; Federated World Investment Series, Inc.;
                           Intermediate Municipal Trust; Edward Jones Money
                           Market Fund and Money Market Obligations Trust.

             (b)

              (1)                                (2)                   (3)
Positions and Offices                                      Positions and Offices
  With Distributor                              Name             With Registrant
---------------------                  -----------------       -----------------

Chairman:                              Richard B. Fisher          Vice President

President-Institutional
Sales and Director:                    John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:                Thomas R. Donahue

President-Broker/Dealer
And Director:                          James F. Getz

Vice President, Assistant
Secretary and Director:                Peter J. Germain

Treasurer and Director:                Denis McAuley III

Senior Vice Presidents:                Mark W. Bloss
                                       Richard W. Boyd
                                       Laura M. Deger
                                       Peter W. Eisenbrandt
                                       Theodore Fadool, Jr.
                                       Christopher Fives
                                       James S. Hamilton
                                       James M. Heaton
                                       Harry J. Kennedy
                                       Anne H. Kruczek
                                       Amy Michaliszyn
                                       Keith Nixon
                                       Solon A. Person, IV
                                       Colin B. Starks
                                       Thomas E. Territ
                                       Robert F. Tousignant
                                       Paul Uhlman

Vice Presidents:                       Irving Anderson
                                       Dan Berry
                                       John B. Bohnet
                                       Edward R. Bozek
                                       Jane E. Broeren-Lambesis
                                       Bryan Burke
                                       Craig Burness
                                       David J. Callahan
                                       Mark Carroll
                                       Dan Casey
                                       Scott Charlton
                                       Steven R. Cohen
                                       Mary J. Combs
                                       James Conely
                                       Kevin J. Crenny
                                       G. Michael Cullen
                                       Beth C. Dell
                                       Ron Dorman
                                       Donald C. Edwards
                                       Lee England
                                       Timothy Franklin
                                       Jamie Getz
                                       Scott Gundersen
                                       Dayna C. Haferkamp
                                       Raymond J. Hanley
                                       Vincent L. Harper, Jr.
                                       Bruce E. Hastings
                                       Christopher L. Johnston
                                       Stephen Kittel
                                       Michael W. Koenig
                                       Ed Koontz
                                       Theodore J. Kravits, Jr.
                                       Christopher A. Layton
                                       Michael H. Liss
                                       Michael R. Manning
                                       Michael Marcin
                                       Martin J. McCaffrey
                                       Mary A. McCaffrey
                                       Richard C. Mihm
                                       Chris Milliken
                                       Vincent T. Morrow
                                       Doris T. Muller
                                       Alec H. Neilly
                                       Rebecca Nelson
                                       James E. Ostrowski
                                       Mark Patsy
                                       Thomas A. Peter III
                                       Robert F. Phillips
                                       Chris Randal
                                       Josh Rasmussen
                                       Richard A. Recker
                                       Christopher Renwick
                                       Diane M. Robinson
                                       Brian S. Ronayne
                                       Timothy A. Rosewicz
                                       Thomas S. Schinabeck
                                       Edward J. Segura
                                       Peter Siconolfi
                                       Edward L. Smith
                                       John A. Staley
                                       Jeffrey A. Stewart
                                       Mark Strubel
                                       Kevin Stutz
                                       William C. Tustin
                                       Michael Vahl
                                       G. Walter Whalen
                                       Stephen White
                                       Jeff Wick
                                       Patrick M. Wiethorn
                                       Lewis Williams
                                       Edward J. Wojnarowski
                                       Michael P. Wolff

Assistant Vice Presidents:             Lisa A. Toma
                                       Robert W. Bauman
                                       Charles L. Davis, Jr.
                                       Brian F. Palusa
                                       William Rose

Secretary:                             C. Todd Gibson

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

              (c) Not applicable

Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section
                  31(a) of the Investment Company Act of 1940 and Rules 31a-1
                  through 31a-3 promulgated thereunder are maintained at one of the following locations:

Federated Institutional Trust             Reed Smith LLP
("Registrant")                            Investment Management Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the Agent
                                          for Service at the
                                          above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

State Street Bank and Trust Company       P.O. Box 8600
("Custodian, Transfer Agent and           Boston, MA 02266-8600
Dividend Disbursing Agent")

Federated Administrative Services         Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Federated Investment Management           Federated Investors Tower
Company ("Adviser")                       1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:
                  ------------

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of
                  Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL TRUST,
has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of September, 2005.

                          FEDERATED INSTITUTIONAL TRUST

                           BY: /s/ Stephen A. Keen
                           Stephen A. Keen, Assistant Secretary
                           September 28, 2005

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                   TITLE                           DATE
By:   /s/ Stephen A. Keen              Attorney In Fact For   September 28, 2005
          Stephen A. Keen              For the Persons
          ASSISTANT SECRETARY          Listed Below

NAME                                   TITLE
John F. Donahue*                       Chairman and Trustee

J.                                     Christopher Donahue*
                                       President and Trustee
                                       (Principal Executive
                                       Officer)
Richard J. Thomas*                     Treasurer
                                       (Principal Financial Officer)
Thomas G. Bigley*                      Trustee
John T. Conroy, Jr.*                   Trustee
Nicholas P. Constantakis*              Trustee
John F. Cunningham*                    Trustee
Lawrence D. Ellis, M.D.*               Trustee
Peter E. Madden*                       Trustee
Charles F. Mansfield, Jr.*             Trustee
John E. Murray, Jr., J.D., S.J.D.*     Trustee
Marjorie P. Smuts*                     Trustee
John S. Walsh*                         Trustee

* By Power of Attorney